Debentures - Schedule of Activity Related to the Debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity Related to the Debentures [Abstract]
Balance Beginning	R$ 51,197	R$ 60,873	R$ 60,484
Issuance of debentures				61,000
Transaction costs				(2,264)
Interest incurred	4,319	11,639	12,074	5,051
Principal payments	(6,146)	(7,417)
Interest payments	(3,590)	(13,898)	(11,685)	(3,303)
Balance Ending	R$ 45,780	R$ 51,197	R$ 60,873	R$ 60,484